OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2013
OPERATING LEASES
Schedule of future minimum payments for base rent, by year and in the aggregate, under the initial terms of the operating lease agreements

  Future minimum payments for base rent, by year and in the aggregate, under the initial terms of the operating lease agreements, consist of the following (dollars in thousands):

2014	$515
2015	447
2016	426
2017	435
2018	444
Thereafter	4,954

Total	$7,221